LONG TERM LOANS	12 Months Ended
Dec. 31, 2025
Long Term Loans
LONG TERM LOANS

NOTE 15 - LONG TERM LOANS:

	Linked to	Interest rate	December 31, 2025	December 31, 2024

Long term loans	NIS	1.8%-6.1%	$38	$219
Less- current portion			(9)	(111)

Non current long term loans			$29	$108

The loans are from leading Israeli financial institutions and bear interest of between 1.8% - 6.1%.